Schedule of Operating lease liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Lease
Operating lease right-of-use assets	$ 89	$ 343
Lease liabilities – current	301	530
Lease liabilities – non-current	36	42
Total operating lease liabilities	$ 337	$ 572